Fees and Expenses - Impax Ellevate Global Women's Leadership Fund	May 01, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees & Expenses
Expense Narrative [Text Block]

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell Institutional Class or Investor Class shares of the Global Women’s Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in Institutional Class or Investor Class shares of the Global Women’s Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class or Investor Class shares of the Global Women’s Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Global Women’s Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Global Women’s Fund’s performance. During the Global Women’s Fund’s most recent fiscal year, the Global Women’s Fund’s portfolio turnover rate was 38% of the average value of the portfolio.

Portfolio Turnover, Rate	38.00%